Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2022
Disclosure Of Information About Key Management Personnel Text Block Abstract
Key Management Personnel Compensation

Note 6. Key Management Personnel Compensation

This note details the nature and amount of remuneration for each Director of Immuron Limited, and for the Key Management Personnel.

The Directors of Immuron Limited during the year ended June 30, 2022 were:

The following persons held office as Directors of Immuron Limited during the financial year:

Dr. Roger Aston, Independent Non-Executive Chairman

Mr. Peter Anastasiou, Executive Vice Chairman (resigned on 24 September 2021)

Mr. Daniel Pollock, Independent Non-Executive Director

Mr. Stephen Anastasiou, Independent Non-Executive Director

Prof. Ravi Savarirayan, Independent Non-Executive Director

Mr. Paul Brennan, Independent Non-Executive Director (appointed on 16 March 2022)

The following persons held office as Key Management Personnel of Immuron Limited during the financial year ended June 30, 2022:

Dr. Jerry Kanellos, Chief Operating Officer (resigned as Chief Executive Officer on 27 June 2022)

Mr. Steven Lydeamore, Chief Executive Officer (appointed on 27 June 2022)

The aggregate compensation made to Directors and Other Key Management Personnel of the Company is set out below:

	30 June 2022	30 June 2021	30 June 2020
	A$	A$	A$

Key Management Personnel Compensation
Short-term employee benefits	636,673	450,002	867,054
Other short-term benefits, including consulting services by KMP and their related entities	—	1,603,747	—
Post-employment benefits	44,489	27,869	29,213
Long-term benefits	15,168	8,220	3,610
Share-based payment expenses to KMP and their related entities	94,890	2,116,012	73,088
Total Key Management Personnel Compensation	791,220	4,205,850	972,965